SEMI-ANNUAL REPORT AS OF
DECEMBER 31, 2000 (UNAUDITED)


SEI LIQUID
ASSET TRUST


--------------------------------------------------------------------------------
Treasury Securities Fund
--------------------------------------------------------------------------------
Government Securities Fund
--------------------------------------------------------------------------------
Prime Obligation Fund
--------------------------------------------------------------------------------


[Logo Omitted]

TABLE OF CONTENTS
================================================================================

STATEMENTS OF NET ASSETS .................................2
STATEMENTS OF OPERATIONS .................................7
STATEMENTS OF CHANGES IN NET ASSETS ......................8
FINANCIAL HIGHLIGHTS .....................................9
NOTES TO FINANCIAL STATEMENTS ...........................10

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST -- DECEMBER 31, 2000 (UNAUDITED)

TREASURY SECURITIES FUND
--------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 20.8%
   U.S. Treasury Bills
      5.770%, 06/14/01                      $15,000      $ 14,606
      5.680%, 06/21/01                       15,000        14,595
      5.410%, 06/28/01                       25,000        24,331
   U.S Treasury Notes
      6.500%, 05/31/01                       13,000        13,020
      5.500%, 07/31/01                        4,000         3,987
      6.625%, 07/31/01                       22,000        22,022
                                                         --------
Total U.S. Treasury Obligations
   (Cost $92,561)                                          92,561
                                                         --------

REPURCHASE AGREEMENTS -- 79.5%
   Barclay De Zoete Wedd (A)
     6.000%, dated 12/29/00, matures
     01/02/01, repurchase price
     $45,630,400 (collateralized by
     U.S. Treasury Notes, par value
     $45,721,000, 5.500%, 02/28/03;
     with total market value
     $46,512,241)                            45,600        45,600
   Credit Suisse First Boston (A)
     6.150%, dated 12/29/00, matures
     01/02/01 repurchase price
     $42,028,700 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $1,620,000 -
     $450,012,000, 5.750% - 7.250%,
     08/15/03 - 05/15/04; with total
     market value $43,149,467)               42,000        42,000
   Lehman Brothers, Inc. (A)
     5.750%, dated 12/29/00, matures
     01/02/01 repurchase price
     $46,729,836 (collateralized by
     various U.S. Treasury Obligations,
     ranging in par value $6,482,000 -
     $17,129,000, 6.500% - 15.750%,
     11/15/01 - 11/15/26 with total
     market value $47,626,378)               46,700        46,700
   JP Morgan & Company (A)
     5.950%, dated 12/29/00,
     matures 01/02/01, repurchase
     price $65,042,972 (collateralized
     by U.S. Treasury Bills, par value
     $66,953,000, 03/01/01; with total
     market value $66,300,342)               65,000        65,000
   Paribas Corporation (A)
     6.050%, dated 12/29/00, matures
     01/02/01, repurchase price
     $54,636,703 (collateralized by
     U.S. Treasury Notes, par value
     $51,842,000, 6.125%, 08/15/07;
     with total market value
     $55,692,869)                            54,600        54,600

--------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   UBS Warburg Dillion (A)
     6.000%, dated 12/29/00, matures
     01/02/01, repurchase price
     $99,866,533 (collateralized by
     U.S. Treasury Bills, par value
     $104,340,000, 05/31/01; with
     total market value $101,796,188)       $99,800      $ 99,800
                                                         --------
Total Repurchase Agreements
   (Cost $353,700)                                        353,700
                                                         --------
Total Investments -- 100.3%
   (Cost $446,261)                                        446,261
                                                         --------
Other Assets and Liabilities, Net -- (0.3%)                (1,185)
                                                         --------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 444,955,701 outstanding
   shares of beneficial interest                          444,956
Fund Shares of Class D (unlimited
   authorization -- no par value)
   based on 214,263 outstanding shares
   of beneficial interest                                     214
Undistributed net investment income                           105
Accumulated net realized loss
   on investments                                            (199)
                                                         --------
Total Net Assets -- 100.0%                               $445,076
                                                         ========
Net Asset Value, Offering and Redemption
Price Per Share -- Class A                                  $1.00
                                                         ========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class D                               $1.00
                                                         ========
(A) TRI-PARTY REPURCHASE AGREEMENT

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

================================================================================

GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.7%
   FFCB
      6.380%, 02/15/01                       $  750       $   744
      6.350%, 02/23/01                        1,352         1,339
      6.320%, 03/20/01                        1,000           986
      5.830%, 11/30/01                        1,550         1,466
   FHLB
      5.625%, 03/19/01                        1,000           998
      6.480%, 03/20/01                        3,000         2,999
      6.340%, 03/23/01                          955           941
      6.520%, 05/11/01                        2,000         1,953
      6.160%, 05/25/01                          696           679
      6.160%, 06/04/01                          650           633
   FHLMC
      6.445%, 01/23/01                        4,000         3,984
      6.380%, 06/21/01                        1,262         1,224
      6.405%, 07/19/01                        1,500         1,447
   FNMA
      6.270%, 01/18/01                        1,826         1,821
      6.200%, 02/06/01                        2,600         2,584
      6.200%, 02/07/01                        1,800         1,788
      6.430%, 02/08/01                        3,000         2,980
      6.480%, 02/22/01                        1,500         1,500
      6.520%, 03/16/01                        4,000         3,999
      6.380%, 03/28/01                        5,000         4,924
      6.000%, 05/17/01                        2,000         1,955
      6.160%, 06/06/01                          840           817
      6.500%, 06/06/01                        1,500         1,458
   FNMA MTN
      6.520%, 03/16/01                        2,000         2,000
                                                          -------
Total U.S. Government Agency Obligations
   (Cost $45,219)                                          45,219
                                                          -------

REPURCHASE AGREEMENTS -- 37.5%
   Paribas Corporation (A)
     6.450%, dated 12/29/00, matures
     01/02/01, repurchase price
     $13,909,962 (collateralized FNMA
     Discount Notes, par value
     $14,240,000, 01/23/01; with total
     market value $14,178,583)               13,900        13,900
   UBS Warburg Dillion (A)
     6.450%, dated 12/29/00, matures
     01/02/01 repurchase price
     $13,209,460 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $500,000 - $3,700,000,
     5.625% - 8.000%, 09/27/01 -
     08/01/07; with total market
     value $13,466,162)                      13,200        13,200
                                                          -------
Total Repurchase Agreements
   (Cost $27,100)                                          27,100
                                                          -------

--------------------------------------------------------------------------------

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 100.2%
   (Cost $72,319)                                         $72,319
                                                          -------
Other Assets and Liabilities, Net -- (0.2%)                  (176)
                                                          -------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value)
   based on 72,151,157 outstanding
   shares of beneficial interest                           72,151
Undistributed net investment income                             6
Accumulated net realized loss
   on investments                                             (14)
                                                          -------
Total Net Assets -- 100.0%                                $72,143
                                                          =======
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                               $1.00
                                                          =======
(A) TRI-PARTY REPURCHASE AGREEMENT
FFCB -- FEDERAL FARM CREDIT BANK
FHLB -- FEDERAL HOME LOAN BANK
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST -- DECEMBER 31, 2000 (UNAUDITED)


PRIME OBLIGATION FUND
--------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 0.6%
   U.S. Treasury Bills
      5.680%, 06/21/01                      $10,000     $    9,730
                                                        ----------
Total U.S. Treasury Obligation
   (Cost $9,730)                                             9,730
                                                        ----------

U.S. GOVERNMENT AGENCY OBLIGATION -- 0.8%
   FNMA
      6.480%, 02/22/01                       12,186         12,185
                                                        ----------
Total U.S. Government Agency Obligations
   (Cost $12,185)                                           12,185
                                                        ----------

COMMERCIAL PAPER -- 62.9%
AIRCRAFT -- 2.5%
   United Technologies
      6.550%, 01/31/01                       40,000         39,782
                                                        ----------
BANKS -- 1.2%
   Chase Manhattan
      6.470%, 02/28/01                       20,000         19,791
                                                        ----------
ENTERTAINMENT -- 1.1%
   Walt Disney
      6.070%, 06/15/01                       18,000         17,499
                                                        ----------
FINANCIAL SERVICES -- 10.5%
   General Electric Capital
     Corporation
      6.460%, 03/20/01                       20,000         19,720
      6.440%, 03/21/01                       10,000          9,859
      6.070%, 06/13/01                       15,000         14,588
   General Motors Acceptance
     Corporation
      6.530%, 01/31/01                       40,000         39,782
   IBM Credit
      7.150%, 01/03/01                       15,000         14,994
   National Rural Utilities
      6.440%, 03/22/01                       20,000         19,714
      6.440%, 04/12/01                       20,000         19,639
   Private Export Funding
     Corporation
      6.200%, 05/18/01                       30,000         29,292
                                                        ----------
                                                           167,588
                                                        ----------
FOOD, BEVERAGE & TOBACCO -- 5.0%
   Archer Daniels Midland
      6.460%, 03/08/01                       40,000         39,526
   Coca-Cola Enterprises
      6.500%, 01/30/01                       40,000         39,791
                                                        ----------
                                                            79,317
                                                        ----------

--------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS -- 1.0%
   Stanley Works
      6.500%, 02/01/01                      $16,000     $   15,910
                                                        ----------
INVESTMENT BANKER/BROKER DEALER -- 4.4%
   Goldman Sachs Group LP
      6.540%, 01/19/01                       30,000         29,902
   Merrill Lynch & Company
      6.580%, 01/30/01                       40,000         39,788
                                                        ----------
                                                            69,690
                                                        ----------
LEASING & RENTING -- 2.5%
   International Lease Finance
      6.460%, 02/23/01                       40,000         39,620
                                                        ----------
PRINTING & PUBLISHING -- 3.4%
   Gannett
      6.530%, 01/29/01                       20,000         19,898
      6.500%, 02/26/01                       25,000         24,747
   McGraw Hill
      6.100%, 06/19/01                        9,662          9,385
                                                        ----------
                                                            54,030
                                                        ----------
 SPECIAL PURPOSE ENTITY -- 23.0%
   Aesop Funding Corporation
      6.650%, 01/26/01                       10,000          9,954
      6.500%, 02/09/01                       10,000          9,930
   Clipper Receivables Corporation
      6.600%, 01/25/01                       30,000         29,868
   Corporate Asset Funding
     Company
      6.542%, 01/22/01                       25,000         24,905
   Corporate Receivable Corporation
      6.530%, 02/06/01                       20,000         19,869
      6.450%, 02/21/01                       20,000         19,817
   Enterprise Funding  Corporation
      6.530%, 02/23/01                       40,000         39,615
   Falcon Asset Securitization
     Corporation
      6.600%, 01/11/01                       20,000         19,963
      6.620%, 01/22/01                       10,000          9,961
   Government Development
     Bank of Puerto Rico
      6.550%, 01/18/01                       25,000         24,923
   Greyhawk Funding LLC
      6.540%, 02/13/01                       10,000          9,922
      6.150%, 06/08/01                       10,000          9,730
   Kitty Hawk Funding Corporation
      6.650%, 01/17/01                        9,404          9,376
   Park Avenue Receivable
      6.620%, 01/23/01                       10,000          9,960
      6.630%, 01/24/01                       29,253         29,129
   Preferred Receivable Funding
      6.450%, 02/13/01                       40,000         39,692

================================================================================

--------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Rockwell International
      6.470%, 03/01/01                      $20,000     $   19,788
   Variable Funding Capital
      6.480%, 02/06/01                       20,000         19,870
   Windmill Funding Corporation
      6.600%, 01/18/01                       10,065         10,034
                                                        ----------
                                                           366,306
                                                        ----------
STEEL & STEEL WORKS -- 1.9%
   Alcoa Incorporated
      6.570%, 01/25/01                       30,000         29,869
                                                        ----------
TELEPHONES & TELECOMMUNICATIONS -- 3.8%
   SBC Communications
      6.490%, 02/01/01                       20,000         19,888
   Verizon Global
      6.600%, 01/12/01                       20,000         19,960
      6.540%, 01/18/01                       20,000         19,938
                                                        ----------
                                                            59,786
                                                        ----------
UTILITIES -- 2.6%
   Virginia Electric & Power Company
      6.570%, 01/26/01                       41,000         40,813
                                                        ----------
Total Commercial Paper
   (Cost $1,000,001)                                     1,000,001
                                                        ----------

CERTIFICATES OF DEPOSIT/BANK NOTES -- 13.8%
   Bank of America
      6.650%, 03/05/01                       40,000         40,000
   Citibank New York
      7.410%, 05/30/01                       20,000         20,000
   First Tennessee  Bank (A)
      6.661%, 02/23/01                       40,000         39,998
   First Union
      6.740%, 02/15/01                       40,000         40,000
   LaSalle Bank Northern
      6.660%, 04/02/01                       40,000         40,000
   Wilmington Trust
      6.660%, 04/02/01                       40,000         40,000
                                                        ----------
Total Certificates of Deposit/
   Bank Notes
   (Cost $219,998)                                         219,998
                                                        ----------

INSURANCE FUNDING AGREEMENTS -- 4.5%
   Allstate Corporation (A)
      6.718%, 03/15/01                       20,000         20,000
   Metropolitan Life Insurance
     Company (A)
      6.836%, 01/31/01                       25,000         25,000

--------------------------------------------------------------------------------
                                            FACE
DESCRIPTION                              AMOUNT (000)   VALUE (000)
--------------------------------------------------------------------------------
   Monumental Life Insurance
     Company (A)
      6.860%, 01/02/01                      $26,500     $   26,500
                                                        ----------
Total Insurance Funding Agreements
   (Cost $71,500)                                           71,500
                                                        ----------

CORPORATE BONDS/MEDIUM TERM NOTES -- 3.6%
   American Express Centurion
     Bank (A)
      6.749%, 01/05/01                       20,000         19,998
      6.628%, 01/29/01                       20,000         20,000
   SMM Trust 2000-A (A)
      6.734%, 01/16/01                       17,000         17,000
                                                        ----------
Total Corporate Bonds/
   Medium Term Notes
   (Cost $56,998)                                           56,998
                                                        ----------

TIME DEPOSITS -- 9.7%
   Branch Banking and Trust
      5.500%, 01/02/01                       54,295         54,295
   Key Bank
      6.000%, 01/02/01                       50,000         50,000
   National City
      5.500%, 01/02/01                       50,000         50,000
                                                        ----------
Total Time Deposits
   (Cost $154,295)                                         154,295
                                                        ----------

REPURCHASE AGREEMENTS -- 3.7%
   Paribas Corporation (B)
     6.450%, dated 12/29/00, matures
     01/02/01, repurchase price
     $3,802,723 (collateralized
     FNMA Discount Notes, par
     value $3,893,000, 01/23/01; with
     total market value $3,876,209)           3,800          3,800
   UBS Warburg Dillion (B)
     6.450%, dated 12/29/00, matures
     01/02/01 repurchase price
     $54,438,987 (collateralized by
     various U.S. Government
     Obligations, ranging in par
     value $5,955,000 - $30,000,000,
     5.645% - 6.580%, 03/23/01 -
     03/01/06; with total market
     value $55,488,147)                      54,400         54,400
                                                        ----------
Total Repurchase Agreements
   (Cost $58,200)                                           58,200
                                                        ----------

STATEMENT OF NET ASSETS
================================================================================
SEI LIQUID ASSET TRUST -- DECEMBER 31, 2000 (UNAUDITED)


PRIME OBLIGATION FUND (CONCLUDED)
--------------------------------------------------------------------------------

DESCRIPTION                                             VALUE (000)
--------------------------------------------------------------------------------
Total Investments -- 99.6%
   (Cost $1,582,907)                                    $1,582,907
                                                        ----------
Other Assets and Liabilities, Net -- 0.4%                    5,886
                                                        ----------

NET ASSETS:
Fund Shares of Class A (unlimited
   authorization -- no par value) based
   on 1,588,803,552 outstanding
   shares of beneficial interest                         1,588,798
Undistributed net investment income                              2
Accumulated net realized loss
   on investments                                               (7)
                                                        ----------
Total Net Assets -- 100.0%                              $1,588,793
                                                        ==========
Net Asset Value, Offering and Redemption
   Price Per Share -- Class A                                $1.00
                                                        ==========

(A) VARIABLE RATE INSTRUMENT. THE RATE REFLECTED ON THE STATEMENT OF NET ASSETS IS THE RATE IN EFFECT ON DECEMBER 31, 2000. THE DATE SHOWN IS THE EARLIER OF THE RESET DATE OR DEMAND DATE.
(B)  TRI-PARTY REPURCHASE AGREEMENT
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
LP -- LIMITED PARTNERSHIP

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (000)
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000 (UNAUDITED)

                                                                       ----------       ----------        ----------
                                                                        TREASURY        GOVERNMENT           PRIME
                                                                       SECURITIES       SECURITIES        OBLIGATION
                                                                          FUND             FUND              FUND
                                                                       ----------       ----------        ----------
Interest Income                                                         $12,599            $2,325           $50,381
                                                                        -------            ------           -------
EXPENSES:
   Management fees                                                          818               148             3,163
   Less: management fees waived                                             (49)               (7)             (188)
   Investment advisory fees                                                  67                12               257
   Less: investment advisory fees waived                                    (42)               (8)             (163)
   Shareholder servicing fees -- Class A                                    488                88             1,888
   Less: shareholder servicing fees waived -- Class A                      (488)              (88)           (1,888)
   Distribution fees -- Class D                                              --                --                --
   Less: distribution fees waived -- Class D                                 --                --                --
   Wire agent fees                                                            4                --                30
   Custodian fees                                                            13                 2                40
   Professional fees                                                         10                 1                56
   Trustee fees                                                               2                 1                 9
   Printing                                                                  15                 2                56
   Insurance                                                                 --                --                 7
   Rating                                                                     3                --                --
   Other fees                                                                16                 3                47
                                                                        -------            ------           -------
   Total net expenses                                                       857               154             3,314
                                                                        -------            ------           -------
NET INVESTMENT INCOME                                                    11,742             2,171            47,067
                                                                        -------            ------           -------
   Net realized gain (loss) from security transactions                       32                (5)               (2)
                                                                        -------            ------           -------
NET INCREASE IN NET ASSETS FROM OPERATIONS                              $11,774            $2,166           $47,065
                                                                        =======            ======           =======

     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (000)
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000 (UNAUDITED) AND THE YEAR ENDED JUNE 30, 2000

                                                  --------------------------    ---------------------   --------------------------
                                                           TREASURY                  GOVERNMENT                   PRIME
                                                          SECURITIES                 SECURITIES                OBLIGATION
                                                             FUND                       FUND                      FUND
                                                  --------------------------    ---------------------   --------------------------
                                                   07/01/00       07/01/99      07/01/00    07/01/99      07/01/00      07/01/99
                                                   12/31/00       06/30/00      12/31/00    06/30/00      12/31/00      06/30/00
                                                  --------------------------    ---------------------   --------------------------
OPERATIONS:
     Net investment income                        $    11,742    $    24,982    $   2,171   $   4,286   $    47,067   $     79,964
     Net realized gain (loss) from security
       transactions                                        32             (1)          (5)         (6)           (2)             1
                                                  -----------    -----------    ---------   ---------   -----------   ------------
     Net increase in net assets resulting
       from operations                                 11,774         24,981        2,166       4,280        47,065         79,965
                                                  -----------    -----------    ---------   ---------   -----------   ------------
DIVIDENDS DISTRIBUTED FROM:
   Net investment income:
     Class A                                          (11,737)       (25,111)      (2,168)     (4,284)      (47,065)       (80,017)
     Class D                                               (6)           (11)          --          --            --             --
                                                  -----------    -----------    ---------   ---------   -----------   ------------
   Total dividends distributed                        (11,743)       (25,122)      (2,168)     (4,284)      (47,065)       (80,017)
                                                  -----------    -----------    ---------   ---------   -----------   ------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
  Class A:
     Proceeds from shares issued                    1,494,601      2,937,877      218,181     424,217     5,396,343     10,961,861
     Reinvestment of cash distributions                   435            849          355         528        22,617         38,161
     Cost of shares redeemed                       (1,453,187)    (3,101,500)    (210,234)   (469,366)   (5,434,225)   (10,731,213)
                                                  -----------    -----------    ---------   ---------   -----------   ------------
     Increase (decrease) in net assets derived
       from Class A transactions                       41,849       (162,774)       8,302     (44,621)      (15,265)       268,809
                                                  -----------    -----------    ---------   ---------   -----------   ------------
   Class D:
     Proceeds from shares issued                           12              6           --          --            --             --
     Reinvestment of cash distributions                     6             10           --          --            --             --
     Cost of shares redeemed                              (37)           (15)          --          --            --             --
                                                  -----------    -----------    ---------   ---------   -----------   ------------
     Increase (decrease) in net assets derived
       from Class D transactions                          (19)             1           --          --            --             --
                                                  -----------    -----------    ---------   ---------   -----------   ------------
   Net increase (decrease) in net assets derived
       from capital share transactions                 41,830       (162,773)       8,302     (44,621)      (15,265)       268,809
                                                  -----------    -----------    ---------   ---------   -----------   ------------
       Net increase (decrease) in net assets           41,861       (162,914)       8,300     (44,625)      (15,265)       268,757
                                                  -----------    -----------    ---------   ---------   -----------   ------------
NET ASSETS:
   Beginning of Period                                403,215        566,129       63,843     108,468     1,604,058      1,335,301
                                                  -----------    -----------    ---------   ---------   -----------   ------------
   End of Period                                  $   445,076    $   403,215    $  72,143   $  63,843   $ 1,588,793   $  1,604,058
                                                  ===========    ===========    =========   =========   ===========   ============


     AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
================================================================================
SEI LIQUID ASSET TRUST -- FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000 (UNAUDITED) AND THE YEARS ENDED JUNE 30,

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD





         NET ASSET               REALIZED AND   DISTRIBUTIONS    DISTRIBUTIONS
           VALUE        NET       UNREALIZED       FROM NET          FROM            NET ASSET                   NET ASSETS
         BEGINNING   INVESTMENT     GAINS ON     INVESTMENT     REALIZED CAPITAL     VALUE END       TOTAL         END OF
         OF PERIOD     INCOME     SECURITIES       INCOME            GAINS           OF PERIOD      RETURN      PERIOD (000)
===============================================================================================================================
------------------------
TREASURY SECURITIES FUND
------------------------
CLASS A
  2000     $1.00       $0.03          --           $(0.03)             --              $1.00        3.07%+       $  444,862
  2000      1.00        0.05          --            (0.05)             --               1.00        5.24            402,982
  1999      1.00        0.05          --            (0.05)             --               1.00        4.72            565,897
  1998      1.00        0.05          --            (0.05)             --               1.00        5.29            603,783
  1997      1.00        0.05          --            (0.05)             --               1.00        5.10            706,232
  1996      1.00        0.05          --            (0.05)             --               1.00        5.37            832,393
CLASS D
  2000     $1.00       $0.03          --           $(0.03)             --              $1.00        2.89%+       $      214
  2000      1.00        0.05          --            (0.05)             --               1.00        4.87                233
  1999      1.00        0.04          --            (0.04)             --               1.00        4.35                232
  1998      1.00        0.05          --            (0.05)             --               1.00        4.92                238
  1997      1.00        0.05          --            (0.05)             --               1.00        4.73                216
  1996      1.00        0.05          --            (0.05)             --               1.00        5.01                219
--------------------------
GOVERNMENT SECURITIES FUND
--------------------------
CLASS A
  2000     $1.00       $0.03          --           $(0.03)             --              $1.00        3.15%+       $   72,143
  2000      1.00        0.05          --            (0.05)             --               1.00        5.37             63,843
  1999      1.00        0.05          --            (0.05)             --               1.00        4.74            108,468
  1998      1.00        0.05          --            (0.05)             --               1.00        5.21            105,201
  1997      1.00        0.05          --            (0.05)             --               1.00        5.09            148,606
  1996      1.00        0.05          --            (0.05)             --               1.00        5.30            169,133
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
  2000     $1.00       $0.03          --           $(0.03)             --              $1.00        3.18%+       $1,588,793
  2000      1.00        0.05          --            (0.05)             --               1.00        5.55          1,604,058
  1999      1.00        0.05          --            (0.05)             --               1.00        4.97          1,335,301
  1998      1.00        0.05          --            (0.05)             --               1.00        5.40            947,154
  1997      1.00        0.05          --            (0.05)             --               1.00        5.20            823,270
  1996      1.00        0.05          --            (0.05)             --               1.00        5.39            747,852


                                                           RATIO OF
                                                             NET
                           RATIO OF        RATIO OF       INVESTMENT
                              NET         EXPENSES         INCOME
             RATIO OF     INVESTMENT      TO AVERAGE      TO AVERAGE
             EXPENSES       INCOME        NET ASSETS      NET ASSETS
            TO AVERAGE    TO AVERAGE      (EXCLUDING      (EXCLUDING
            NET ASSETS    NET ASSETS        WAIVERS)        WAIVERS)
=====================================================================
------------------------
TREASURY SECURITIES FUND
------------------------
CLASS A
  2000*       0.44%        6.01%            0.73%           5.72%
  2000        0.44         5.03             0.73            4.74
  1999        0.44         4.62             0.73            4.33
  1998        0.44         5.17             0.73            4.88
  1997        0.44         4.98             0.74            4.68
  1996        0.44         5.27             0.52            5.19
CLASS D
  2000*       0.79%        5.66%            0.88%           5.57%
  2000        0.79         4.72             0.88            4.63
  1999        0.79         4.27             0.88            4.18
  1998        0.79         4.82             0.88            4.73
  1997        0.79         4.64             0.89            4.54
  1996        0.79         4.92             0.87            4.84
--------------------------
GOVERNMENT SECURITIES FUND
--------------------------
CLASS A
  2000*       0.44%        6.16%            0.73%           5.87%
  2000        0.44         5.18             0.73            4.89
  1999        0.44         4.66             0.73            4.37
  1998        0.44         5.10             0.73            4.81
  1997        0.44         4.98             0.71            4.71
  1996        0.44         5.19             0.54            5.09
---------------------
PRIME OBLIGATION FUND
---------------------
CLASS A
  2000*       0.44%        6.23%            0.73%           5.94%
  2000        0.44         5.41             0.73            5.12
  1999        0.44         4.84             0.73            4.55
  1998        0.44         5.27             0.73            4.98
  1997        0.44         5.08             0.74            4.78
  1996        0.44         5.27             0.53            5.18

* ALL RATIOS FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000 (UNAUDITED) HAVE BEEN ANNUALIZED.
+ ALL RETURNS ARE FOR THE SIX MONTH PERIOD ENDED DECEMBER 31, 2000 (UNAUDITED) AND HAVE NOT BEEN ANNUALIZED.
 AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
================================================================================
SEI LIQUID ASSET TRUST -- DECEMBER 31, 2000  (UNAUDITED)

1. ORGANIZATION
SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declara-tion of Trust dated July 20, 1981.
     The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with five funds: the Treasury Securities Fund, the Government Securities Fund, the Prime Obligation Fund, the Institutional Cash Fund and the Money Market Fund (the "Funds"). The Trust is registered to offer Class A shares of each of the Funds and Class D shares of the Treasury Securities Fund. In the six month period ending December 31, 2000, no shares of the Institutional Cash Fund were sold. As of December 31, 2000 the Money Market Fund had not commenced operations. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. A description of the Funds' investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies followed by the Trust.
     SECURITY VALUATION--Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.
     FEDERAL INCOME TAXES--It is each Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required.
     REPURCHASE AGREEMENTS--Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. The Trust also invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the agreements and procedures adopted by the Manager of the Trust require that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty.
     If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Trust may be delayed or limited.
     DISCOUNT AND PREMIUM AMORTIZATION--All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and discounts is included in interest income.
     EXPENSES--Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net asset value of the affected Funds.
     CLASSES--Class specific expenses, 12b-1 and transfer agent fees for Class D and shareholder servicing fees for Class A, are borne by that class. Income, expenses and realized gains/losses are allocated to the respective classes on the basis of relative daily net assets.
     USE OF ESTIMATE IN THE PREPARATION OF FINANCIAL STATEMENTS--The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.
     RECLASSIFICATION OF COMPONENTS OF NET ASSETS--The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ significantly from distributions during such period. These book/ tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise. Accordingly the following permanent differences have been reclassified to/from the following account during the fiscal year ended June 30, 2000:

                                                             UNDISTRIBUTED
                                         ACCUMULATED        NET INVESTMENT
                   PAID-IN-CAPITAL      REALIZED GAIN           INCOME
   FUNDS               (000)                (000)                (000)
   -----           ---------------      -------------       --------------
Government
 Securities             $--                  $(5)                 $5

================================================================================
     OTHER--Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of the specific securities sold. Distributions from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Funds are distributed to the shareholders of the affected Funds annually.

3. TRANSACTIONS WITH AFFILIATES
SEI Investments Fund Management (the "Manager") provides management, administrative and shareholder services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of each Fund. The Manager has agreed to bear certain expenses of the Trust so that the total expenses excluding 12b-1 and Transfer Agent for Class D do not exceed
 .44% of average daily net assets annually.
     SEI Investments Distribution Co. ("the Distributor"), a wholly-owned subsidiary of SEI Investments Corporation and a registered broker-dealer, acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.
     The Trust has adopted a distribution plan for its Class D shares (the "Class D Plan") pursuant to which a 12b-1 fee of up to .25% of the average daily net assets attributable to Class D shares will be paid to the Distributor. For the period ending December 31, 2000, the Distributor is taking a fee under the Class D Plan of .20% of the average daily net assets attributable to Class D shares. This payment may be used to compensate financial institutions that provide distribution-related services to their customers. Under both the Class A Plan and the Class D Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.
     In addition, the Trust has entered into a separate Transfer Agent Agreement with respect to Class D shares under which DST Systems, Inc. is entitled to a fee of .15% of the average daily net assets of Class D plus out-of-pocket costs.
     Certain officers and/or Trustees of the Trust are also officers and/or Directors of the Manager or the Distributor. Compensation of officers and affiliated Trustees of the Trust is paid by the Manager and/or the Distributor.
     First Union, which is a Trust shareholder, acts as Custodian and Wire Agent for the Trust.

4. INVESTMENT ADVISORY
Wellington Management Company, LLP serves as the Investment Adviser of the Trust. For its services, the Investment Adviser receives an annual fee equal to
 .075% of the Trust's average daily net asset value up to $500 million and .02% of such net asset value in excess of $500 million. Effective January 1, 1999, the adviser has voluntarily agreed to partially waive its fee in a proportion agreed upon with the manager. The fees of the Investment Adviser are paid monthly.

5. CAPITAL LOSS CARRYOVERS
At June 30, 2000, the Funds had capital loss carryovers, to the extent provided in regulations, for Federal income tax purposes as follows:

Treasury Securities
  Fund:                       $125,249 expiring in 2005
                               104,723 expiring in 2006
Government Securities
  Fund:                          3,215 expiring in 2008

Prime Obligation
  Fund:                          2,368 expiring in 2005
                                 3,005 expiring in 2006

During the fiscal year ended June 30, 2000, the Prime Obligation Fund utilized $748 in capital loss carryforwards.

Subsequent to October 31, 1999, the Funds recognized net capital losses for tax purposes that have been deferred and can be used to offset future capital gains at June 30, 2000.

                                         POST OCTOBER 31, 1999 LOSSES
                                         -----------------------------
Treasury Securities Fund                            $1,376
Government Securities Fund                           5,958

                                      NOTES

======================
SEI LIQUID ASSET TRUST
======================
SEMI-ANNUAL REPORT
======================
DECEMBER 31, 2000


Robert A. Nesher
CHAIRMAN

TRUSTEES
William M. Doran
F. Wendell Gooch
Rosemarie B. Greco
James M. Storey
George J. Sullivan, Jr.

OFFICERS
Edward D. Loughlin
PRESIDENT AND CHIEF EXECUTIVE OFFICER

James Foggo
CONTROLLER AND CHIEF FINANCIAL OFFICER

Todd Cipperman
VICE PRESIDENT, ASSISTANT SECRETARY

Timothy D. Barto
VICE PRESIDENT, ASSISTANT SECRETARY

Robert S. Ludwig
VICE PRESIDENT, ASSISTANT SECRETARY

Lydia Gavalis
VICE PRESIDENT, ASSISTANT SECRETARY

Cynthia M. Parrish
VICE PRESIDENT, ASSISTANT SECRETARY

Kevin P. Robins
VICE PRESIDENT, ASSISTANT SECRETARY

Christine McCullough
VICE PRESIDENT, ASSISTANT SECRETARY

William E. Zitelli, Jr.
VICE PRESIDENT, ASSISTANT SECRETARY

Richard W. Grant
SECRETARY

INVESTMENT ADVISER
Wellington Management Company, LLP

MANAGER AND SHAREHOLDER SERVICING AGENT
SEI Investments Fund Management

DISTRIBUTOR
SEI Investments Distribution Co.

LEGAL COUNSEL
Morgan, Lewis & Bockius LLP

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP


THIS SEMI-ANNUAL REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE TRUST AND MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS. SHARES OF THE SEI FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION
(FDIC), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. SEI INVESTMENTS DISTRIBUTION CO., THE DISTRIBUTOR OF THE SEI FUNDS, IS NOT AFFILIATED WITH ANY BANK.

FOR INFORMATION CALL 1-800-DIAL-SEI/1-800-342-5734

[Logo Omitted]
Oaks, PA 19456-1100
800-DIAL-SEI/800-342-5734


SEI-F-103